Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,726,000
Previously Paid Amount	0.00
Total Fee Amount	876.65
Total Offset Amount	0.00
Net Fee	876.65
Narrative - Max Aggregate Offering Price	$ 5,726,000
Final Prospectus	true